iShares
®
Global Materials ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  11 .8%
BHP Group Ltd. .......................... 568,891 $ 23,707,358
BlueScope Steel Ltd. ...................... 49,078 1,085,501
Evolution Mining Ltd. ...................... 227,542 1,881,488
Fortescue Ltd. ........................... 186,265 2,479,239
Lynas Rare Earths Ltd.
(a)
.................... 103,738 1,301,689
Northern Star Resources Ltd. ................. 160,181 2,120,745
PLS Group Ltd.
(a)
......................... 342,912 1,201,647
Rio Tinto Ltd. ........................... 41,656 5,012,043
South32 Ltd. ............................ 502,618 1,364,811
40,154,521
a
Belgium  —  0 .2%
Syensqo SA ............................ 7,717 570,569
a
Brazil  —  1 .7%
Vale SA , Class B , ADR ..................... 392,880 5,908,915
a
Canada  —  11 .4%
Agnico Eagle Mines Ltd. .................... 56,895 8,840,037
Barrick Mining Corp. ....................... 187,354 6,889,132
CCL Industries, Inc. , Class B , NVS ............. 16,046 1,046,200
First Quantum Minerals Ltd.
(a)
................ 75,700 2,067,772
Franco-Nevada Corp. ...................... 21,606 4,508,277
Kinross Gold Corp. ........................ 133,607 3,163,422
Nutrien Ltd. ............................. 53,863 3,393,378
Teck Resources Ltd. , Class B ................ 50,217 2,990,890
Wheaton Precious Metals Corp. ............... 50,873 5,722,742
38,621,850
a
Chile  —  0 .4%
Sociedad Quimica y Minera de Chile SA , ADR ..... 16,000 1,184,640
a
China  —  0 .7%
Zijin Mining Group Co. Ltd. , Class H ............ 668,000 2,362,045
a
Denmark  —  0 .7%
Novonesis Novozymes B ................... 38,547 2,433,034
a
Finland  —  0 .7%
Stora Enso OYJ , Class R ................... 68,683 732,694
UPM-Kymmene OYJ ...................... 59,123 1,567,196
2,299,890
a
France  —  5 .1%
Air Liquide SA ........................... 71,324 14,124,073
ArcelorMittal SA .......................... 47,753 2,879,171
Arkema SA ............................. 6,961 439,100
17,442,344
a
Germany  —  2 .8%
BASF SE .............................. 99,989 5,344,719
Heidelberg Materials AG .................... 14,226 2,713,893
Symrise AG , Class A ...................... 14,876 1,492,208
9,550,820
a
Japan  —  7 .6%
Asahi Kasei Corp. ........................ 153,100 1,702,792
JFE Holdings, Inc. ........................ 71,700 692,227
JX Advanced Metals Corp. .................. 62,000 1,711,155
Mitsubishi Chemical Group Corp. .............. 153,500 1,077,100
Mitsui Kinzoku Co. Ltd. ..................... 6,400 1,712,575
Nippon Paint Holdings Co. Ltd. ................ 119,600 780,100
Nippon Steel Corp. ........................ 602,045 1,994,654
Nitto Denko Corp. ........................ 76,100 1,497,174
Security Shares Value
a
Japan (continued)
Resonac Holdings Corp. .................... 20,700 $ 2,302,631
Shin-Etsu Chemical Co. Ltd. ................. 222,100 9,681,220
Sumitomo Metal Mining Co. Ltd. ............... 30,700 1,423,885
Toray Industries, Inc. ...................... 168,600 1,180,981
25,756,494
a
Mexico  —  1 .8%
Cemex SAB de CV, CPO , NVS ............... 1,695,839 2,036,462
Grupo Mexico SAB de CV , Series B ............ 348,860 3,954,711
5,991,173
a
Netherlands  —  1 .2%
Akzo Nobel N.V. ......................... 19,191 1,305,100
DSM-Firmenich AG ....................... 27,978 2,655,598
3,960,698
a
Norway  —  0 .6%
Norsk Hydro ASA ......................... 146,289 1,323,736
Yara International ASA ..................... 18,264 803,210
2,126,946
a
Peru  —  0 .5%
Southern Copper Corp. ..................... 9,347 1,628,808
a
Sweden  —  0 .9%
Boliden AB ............................. 31,842 1,799,184
SSAB AB , Class B ........................ 68,289 631,483
Svenska Cellulosa AB SCA , Class B ............ 66,115 676,162
3,106,829
a
Switzerland  —  3 .9%
Givaudan SA , Registered ................... 907 3,836,390
Holcim AG
(a)
............................ 56,521 5,096,084
SIG Group AG
(a)
.......................... 38,265 640,194
Sika AG , Registered ....................... 17,979 3,707,555
13,280,223
a
United Kingdom  —  8 .7%
Anglo American PLC ...................... 131,976 6,473,745
Antofagasta PLC ......................... 38,656 1,961,913
Croda International PLC .................... 15,644 627,415
Endeavour Mining PLC ..................... 21,151 1,035,997
Glencore PLC
(a)
.......................... 1,064,910 7,261,005
Johnson Matthey PLC ..................... 18,788 471,807
Mondi PLC ............................. 48,642 441,605
Rio Tinto PLC ........................... 119,369 11,292,876
29,566,363
a
United States  —  38 .9%
Air Products and Chemicals, Inc. .............. 24,948 7,314,255
Albemarle Corp. ......................... 13,213 1,784,151
Amcor PLC ............................. 51,797 2,245,400
Avery Dennison Corp. ...................... 8,570 1,391,340
Ball Corp. .............................. 29,828 1,861,267
CF Industries Holdings, Inc. .................. 17,212 1,863,371
Corteva, Inc. ............................ 74,928 6,345,652
CRH PLC .............................. 74,859 8,009,913
Dow, Inc. .............................. 80,745 2,209,183
DuPont de Nemours, Inc. ................... 15,308 2,076,377
Ecolab, Inc. ............................ 28,325 7,891,628
Freeport-McMoRan, Inc. .................... 160,845 10,115,543
International Flavors & Fragrances, Inc. .......... 28,602 2,265,851
International Paper Co. ..................... 59,322 2,260,168
Linde PLC ............................. 51,763 26,861,891
LyondellBasell Industries N.V. , Class A .......... 28,929 1,523,112
Martin Marietta Materials, Inc. ................ 6,727 3,879,461

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Materials ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States (continued)
Mosaic Co. (The) ......................... 35,609 $ 754,555
Newmont Corp. .......................... 119,463 11,157,844
Nucor Corp. ............................ 25,456 5,670,324
Packaging Corp. of America ................. 9,920 2,363,738
PPG Industries, Inc. ....................... 24,972 3,028,854
Sherwin-Williams Co. (The) .................. 25,697 8,847,991
Smurfit Westrock PLC ..................... 58,755 2,718,006
Steel Dynamics, Inc. ....................... 15,187 3,484,809
Vulcan Materials Co. ...................... 14,536 4,288,265
132,212,949
a
Total Common Stocks — 99.6%
(Cost: $ 327,839,240 ) ................................ 338,159,111
a
Preferred Stocks
Brazil  —  0 .1%
Gerdau SA , Preference Shares , ADR ........... 142,056 573,906
a
Total Preferred Stocks — 0.1%
(Cost: $ 960,333 ) ................................... 573,906
a
Total Long-Term Investments — 99.7%
(Cost: $ 328,799,573 ) ................................ 338,733,017
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(b) (c)
............................ 237,354 $ 237,354
a
Total Short-Term Securities — 0.1%
(Cost: $ 237,354 ) ................................... 237,354
Total Investments —  99.8%
(Cost: $ 329,036,927 ) ................................ 338,970,371
Other Assets Less Liabilities — 0 .2% ...................... 617,349
Net Assets — 100.0% ................................. $ 339,587,720
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ —  $ —  $ —
(b)
$ —  $ —  $ —  —  $ 5
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 208,510  28,844
(b)
—  —  —  237,354  237,354  4,193  —
$ —  $ —  $ —
$ 237,354
$ 4,198  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index .................................................................... 1 09/17/26 $ 290 $ (1,943)
FTSE 100 Index ..................................................................... 2 09/18/26 279 1,509
MSCI Emerging Markets Index ............................................................ 2 09/18/26 176 (3,094)
$ (3,528)

iShares
®
Global Materials ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 181,092,237  $ 157,066,874  $ —  $ 338,159,111
Preferred Stocks ......................................... 573,906  —  —  573,906
Short-Term Securities
Money Market Funds ...................................... 237,354  —  —  237,354
$ 181,903,497  $ 157,066,874  $ —  $ 338,970,371
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,509  $ —  $ —  $ 1,509
Liabilities
Equity Contracts ........................................... (5,037) —  —  (5,037)
$ (3,528) $ —  $ —  $ (3,528)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of  Participation (Ordinary)
NVS Non-Voting Shares